Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Common stocks: 97.00%
Consumer discretionary: 8.50%
Auto components: 1.35%
Fox Factory Holding Corporation †	40,318	$ 4,737,365
Hotels, restaurants & leisure: 4.77%
First Watch Restaurant Group †	107,863	1,648,147
Hilton Grand Vacations Incorporated †	131,900	6,296,906
Papa John's International Incorporated	65,065	5,462,207
Wingstop Incorporated	19,847	3,380,936
		16,788,196
Specialty retail: 1.35%
Boot Barn Holdings Incorporated †	41,950	3,249,028
Leslie's Incorporated †	117,714	1,484,374
		4,733,402
Textiles, apparel & luxury goods: 1.03%
Crocs Incorporated †	29,675	3,611,744
Consumer staples: 6.83%
Beverages: 1.92%
Celsius Holdings Incorporated †	28,285	2,568,278
Duckhorn Portfolio Incorporated †	209,771	3,199,008
MGP Ingredients Incorporated	9,800	994,112
		6,761,398
Food & staples retailing: 1.88%
The Chef's Warehouse Incorporated †	202,395	6,587,957
Food products: 1.12%
The Simply Good Foods Company †	102,920	3,940,807
Personal products: 1.91%
e.l.f. Beauty Incorporated †	89,831	6,714,867
Energy: 3.53%
Energy equipment & services: 1.36%
Helmerich & Payne Incorporated	113,700	4,784,496
Oil, gas & consumable fuels: 2.17%
Matador Resources Company	66,400	3,571,656
Talos Energy Incorporated †	51,700	920,777
Viper Energy Partners LP	110,000	3,149,300
		7,641,733
Financials: 3.53%
Capital markets: 0.93%
Stifel Financial Corporation	49,066	3,279,081
Insurance: 2.60%
Kinsale Capital Group Incorporated	28,693	9,144,459
See accompanying notes to portfolio of investments

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Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Health care: 23.54%
Biotechnology: 4.18%
Apellis Pharmaceuticals Incorporated †	27,200	$ 1,781,056
Arcutis Biotherapeutics Incorporated †	292,856	4,738,410
Cytokinetics Incorporated †	50,900	2,207,024
Halozyme Therapeutics Incorporated †	69,756	3,347,590
Immunocore Holdings plc ADR †	26,200	1,437,070
Vericel Corporation †	38,813	1,180,303
		14,691,453
Health care equipment & supplies: 14.11%
Axonics Incorporated †	92,850	5,579,357
Establishment Labs Holdings Incorporated †	20,800	1,490,528
Inari Medical Incorporated †	52,200	2,936,772
Inspire Medical Systems Incorporated †	23,865	6,203,229
iRhythm Technologies Incorporated †	38,100	4,483,608
Orthopediatrics Corporation †	38,381	1,679,553
Outset Medical Incorporated †	78,411	1,788,555
Shockwave Medical Incorporated †	11,001	2,092,830
SI-BONE Incorporated †	156,793	3,100,582
Silk Road Medical Incorporated †	94,097	4,986,200
TransMedics Group Incorporated †	155,142	12,422,220
Treace Medical Concepts Incorporated †	132,200	2,837,012
		49,600,446
Health care providers & services: 1.39%
Castle Biosciences Incorporated †	96,756	2,436,316
HealthEquity Incorporated †	37,600	2,450,392
		4,886,708
Health care technology: 1.34%
Evolent Health Incorporated Class A †	99,215	3,473,517
Phreesia Incorporated †	33,800	1,243,840
		4,717,357
Life sciences tools & services: 0.17%
Akoya Biosciences Incorporated †	52,846	609,314
Pharmaceuticals: 2.35%
Amylyx Pharmaceuticals Incorporated †	73,400	2,555,788
Harmony Biosciences Holdings †	23,100	1,017,093
Revance Therapeutics Incorporated †	135,019	4,685,159
		8,258,040
Industrials: 18.72%
Aerospace & defense: 0.85%
Hexcel Corporation	41,000	2,990,950
Building products: 1.82%
The AZEK Company Incorporated	125,769	3,029,775
Zurn Elkay Water Solutions Corporation	145,884	3,355,332
		6,385,107
See accompanying notes to portfolio of investments

2  |  Allspring Emerging Growth Portfolio

Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Commercial services & supplies: 2.77%
Casella Waste Systems Incorporated Class A †	111,741	$ 8,695,685
Montrose Environmental Group †	21,200	1,032,228
		9,727,913
Construction & engineering: 0.43%
Construction Partners Incorporated Class A †	56,385	1,525,214
Electrical equipment: 1.76%
Array Technologies Incorporated †	16,100	301,714
Nextracker Incorporated Class A †	18,056	549,625
Shoals Technologies Group Class A †	217,162	5,329,155
		6,180,494
Machinery: 3.06%
Evoqua Water Technologies Company †	113,800	5,526,128
SPX Technologies Incorporated †	74,408	5,241,300
		10,767,428
Professional services: 2.38%
ASGN Incorporated †	94,201	8,365,049
Road & rail: 1.53%
Marten Transport Limited	114,200	2,520,394
Saia Incorporated †	10,611	2,874,202
		5,394,596
Trading companies & distributors: 4.12%
Applied Industrial Technologies Incorporated	45,500	6,500,130
H&E Equipment Services Incorporated	27,400	1,520,700
Herc Holdings Incorporated	13,600	1,952,824
SiteOne Landscape Supply Incorporated †	30,527	4,528,375
		14,502,029
Information technology: 32.35%
Communications equipment: 2.20%
Calix Incorporated †	117,900	6,030,585
Harmonic Incorporated †	128,600	1,696,234
		7,726,819
Electronic equipment, instruments & components: 2.57%
Novanta Incorporated †	57,505	9,023,110
IT services: 9.44%
DigitalOcean Holdings Incorporated †	106,071	3,392,151
Endava plc ADR †	53,714	4,272,412
EVO Payments Incorporated Class A †	95,217	3,223,095
ExlService Holdings Incorporated †	33,300	5,478,183
Flywire Corporation †	210,106	5,195,921
I3 Verticals Incorporated Class A †	51,300	1,262,493
Shift4 Payments Incorporated Class A †	93,900	6,056,550
WNS Holdings Limited ADR †	49,800	4,328,616
		33,209,421
See accompanying notes to portfolio of investments

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Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 9.33%
Allegro MicroSystems Incorporated †	139,612	$ 6,098,252
Ambarella Incorporated †	21,000	1,980,510
Diodes Incorporated †	79,386	7,278,902
Impinj Incorporated †	41,500	5,503,730
Semtech Corporation †	188,456	5,806,329
Silicon Laboratories Incorporated †	25,074	4,476,461
Sitime Corporation †	13,500	1,676,025
		32,820,209
Software: 8.81%
CyberArk Software Limited †	11,215	1,623,596
EngageSmart Incorporated †	152,700	3,212,808
Jamf Holding Corporation †	69,918	1,483,660
Paycor HCM Incorporated †	206,395	5,112,404
Sprout Social Incorporated Class A †	80,528	4,910,597
SPS Commerce Incorporated †	92,296	13,903,469
Workiva Incorporated †	8,120	724,304
		30,970,838
Total Common stocks (Cost $252,213,191)		341,078,000

Investment companies: 0.99%
Exchange-traded funds: 0.99%
iShares Russell 2000 Growth ETF	15,000	3,495,900
Total Investment companies (Cost $3,456,724)		3,495,900

		Yield
Short-term investments: 2.33%
Investment companies: 2.33%
Allspring Government Money Market Fund Select Class ♠∞		4.39%	8,184,664	8,184,664
Total Short-term investments (Cost $8,184,664)				8,184,664
Total investments in securities (Cost $263,854,579)	100.32%			352,758,564
Other assets and liabilities, net	(0.32)			(1,110,673)
Total net assets	100.00%			$351,647,891

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments

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Portfolio of investments—February 28, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,288,467	$95,341,899	$(93,445,702)	$0	$0	$8,184,664	8,184,664	$170,871
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—February 28, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to portfolio of investments—February 28, 2023 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$29,870,707	$0	$0	$29,870,707
Consumer staples	24,005,029	0	0	24,005,029
Energy	12,426,229	0	0	12,426,229
Financials	12,423,540	0	0	12,423,540
Health care	82,763,318	0	0	82,763,318
Industrials	65,838,780	0	0	65,838,780
Information technology	113,750,397	0	0	113,750,397
Investment companies	3,495,900	0	0	3,495,900
Short-term investments
Investment companies	8,184,664	0	0	8,184,664
Total assets	$352,758,564	$0	$0	$352,758,564
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2023, the Portfolio did not have any transfers into/out of Level 3.

Allspring Emerging Growth Portfolio  |  7